Income Taxes - Current and deferred portions of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Taxes
Current	¥ 2,458	$ 377	¥ 465
Deferred	5,116	784
Income tax expenses	¥ 2,458	$ 377	¥ 465	¥ 0